INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY	6 Months Ended
Dec. 31, 2020
INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY
INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY

10.    INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY

10.1.    Share capital

On August 24, 2020, as consequence of the warrants Offer (see Note 6.15), we issued 2,601,954 shares in exchange for the warrants tendered.

On November 12, 2020, we issued 1,875,000 shares in exchange from assets acquired from Arcadia (see Note 4).

Holders of the ordinary shares are entitled to one vote for each ordinary share.

10.2.    Non-controlling interests

There were no dividends paid to non-controlling interests in the periods ended December 31, 2020 and 2019.